10. Financial instruments (Details 4) - ARS ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Trade receivables		$ 12,460,070	$ 11,667,923
Group 1
Disclosure of detailed information about financial instruments [line items]
Trade receivables	[1]	10,560,628	9,900,482
Group 2
Disclosure of detailed information about financial instruments [line items]
Trade receivables	[2]	529,945	738,460
Group 3
Disclosure of detailed information about financial instruments [line items]
Trade receivables	[3]	$ 1,369,497	$ 1,028,981

[1]	Relates to customers with debt to become due.
[2]	Relates to customers with past due debt from 0 to 3 months.
[3]	Relates to customers with past due debt from 3 to 12 months.